Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,358,250
Total Fee Amount	4,330.57
Total Offset Amount	0.00
Net Fee	$ 4,330.57
Offset Table N/A	N/A